Warrants (Schedule of Changes in the Fair Value of Derivative Instrument Liabilities) (Details) (USD $)	12 Months Ended
Dec. 31, 2014
Changes in the fair value of the derivative instrument liabilities
Balance at the beginning of the period
Origination of derivative instrument	518,802
Loss on modification of derivative liabilities	31,356
Adjustment resulting from change in value of underlying asset	267,092
Balance at the end of the period	817,250
March and October 2014 Warrants [Member]
Changes in the fair value of the derivative instrument liabilities
Balance at the beginning of the period
Origination of derivative instrument	49,232
Loss on modification of derivative liabilities	31,356
Adjustment resulting from change in value of underlying asset	(52,838)
Balance at the end of the period	27,750
Resale Warrants [Member]
Changes in the fair value of the derivative instrument liabilities
Balance at the beginning of the period
Origination of derivative instrument	64,410
Loss on modification of derivative liabilities
Adjustment resulting from change in value of underlying asset	(44,610)
Balance at the end of the period	19,800
Compensation Warrants [Member]
Changes in the fair value of the derivative instrument liabilities
Balance at the beginning of the period
Origination of derivative instrument	55,160
Loss on modification of derivative liabilities
Adjustment resulting from change in value of underlying asset	(35,460)
Balance at the end of the period	19,700
Publicly Registered Warrants [Member]
Changes in the fair value of the derivative instrument liabilities
Balance at the beginning of the period
Origination of derivative instrument	350,000
Loss on modification of derivative liabilities
Adjustment resulting from change in value of underlying asset	400,000
Balance at the end of the period	$ 750,000